Summary of Cash and Cash Equivalents (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2013 Indian Rupee USD ($)	Mar. 31, 2013 Indian Rupee INR	Mar. 31, 2012 Indian Rupee INR	Mar. 31, 2013 Foreign Currency USD ($)	Mar. 31, 2013 Foreign Currency INR	Mar. 31, 2012 Foreign Currency INR
Cash and Cash Equivalents [Line Items]
Cash		1		1
Current account balances and deposits with banks							55	3,001	611	50	2,707	2,146
Total	$ 105	5,709	$ 51	2,758	6,831	2,389